Loss per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (65,441)	$ (86,373)	$ (78,899)
Less:
Dividend declared on restricted shares	(253)	(172)	(89)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(13)	4,312	3,835
Net loss attributable to common stockholders, basic	(65,707)	(82,233)	(75,153)
Plus:
Net loss attributable to common stockholders, diluted	$ (65,707)	$ (82,233)	$ (75,153)
Denominator:
Denominator for basic net loss per share - weighted average shares	13,823,754	9,784,507	10,027,469
Denominator for diluted net (loss)/ income per share - adjusted weighted average shares	13,823,754	9,784,507	10,027,469
Net loss per share, basic	$ (4.75)	$ (8.4)	$ (7.5)
Net loss per share, diluted	$ (4.75)	$ (8.4)	$ (7.5)